Share-Based Payments - SOP (Details) - SOP	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€)
SHARE-BASED PAYMENTS
Period over which grant-base value is based on	5 days
Vesting period	3 years
Number exercise dates each year | item	11
Number exercise date each month | item	1
Term of grant	6 years
Exercise price as percent to grant base value	110.00%
Weighted average exercise price of exercised options	€ 67.59	€ 58.16
Weighted average exercise price of outstanding options	€ 67.62	€ 67.55
Monetary benefits cap as a percent of the exercise price	100.00%
2013 Tranches
SHARE-BASED PAYMENTS
Exercise price	€ 59.85
2014 Tranches
SHARE-BASED PAYMENTS
Exercise price	60.96
2015 Tranches
SHARE-BASED PAYMENTS
Exercise price	€ 72.18
Executive Board
SHARE-BASED PAYMENTS
Vesting period	4 years
Term of grant	7 years